Mergers, Acquisitions and Dispositions (CenterPoint Energy and CERC) - Discontinued Operations (CERC) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity in earnings of unconsolidated affiliate, net									$ 155	$ (37)	$ 133
Income tax expense									46	(9)	49
Net income (loss) from Discontinued Operations	$ 20	$ 19	$ 44	$ 26	$ (19)	$ (5)	$ 13	$ (17)	109	(28)	84
CenterPoint Energy Resources Corp.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax expense									17	37	153
Net income (loss) from Discontinued Operations	$ (34)	$ 3	$ 26	$ 28	$ (28)	$ 45	$ 56	$ 37	$ 23	110	245
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | CenterPoint Energy Resources Corp. | Enable Midstream Partners [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity in earnings of unconsolidated affiliate, net										184	265
Income tax expense										46	104
Net income (loss) from Discontinued Operations										$ 138	$ 161